Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Document Creation Date	dei_DocumentCreationDate	May 23, 2012
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012